Provisions, income tax liabilities and other liabilities - Expected Timing of Benefit Payments under Pension and Other Post-employment Benefit Plans (Details) € in Millions	Dec. 31, 2022 EUR (€)
Year 1
Disclosure of defined benefit plans [line items]
Estimated future benefit payments under pension and other post-employment benefit plans	€ 596
Year 2
Disclosure of defined benefit plans [line items]
Estimated future benefit payments under pension and other post-employment benefit plans	558
Year 3
Disclosure of defined benefit plans [line items]
Estimated future benefit payments under pension and other post-employment benefit plans	575
Year 4
Disclosure of defined benefit plans [line items]
Estimated future benefit payments under pension and other post-employment benefit plans	592
Year 5
Disclosure of defined benefit plans [line items]
Estimated future benefit payments under pension and other post-employment benefit plans	614
Year 6 - Year 10
Disclosure of defined benefit plans [line items]
Estimated future benefit payments under pension and other post-employment benefit plans	3,246
France | Year 1
Disclosure of defined benefit plans [line items]
Estimated future benefit payments under pension and other post-employment benefit plans	99
France | Year 2
Disclosure of defined benefit plans [line items]
Estimated future benefit payments under pension and other post-employment benefit plans	67
France | Year 3
Disclosure of defined benefit plans [line items]
Estimated future benefit payments under pension and other post-employment benefit plans	72
France | Year 4
Disclosure of defined benefit plans [line items]
Estimated future benefit payments under pension and other post-employment benefit plans	75
France | Year 5
Disclosure of defined benefit plans [line items]
Estimated future benefit payments under pension and other post-employment benefit plans	94
France | Year 6 - Year 10
Disclosure of defined benefit plans [line items]
Estimated future benefit payments under pension and other post-employment benefit plans	505
Germany | Year 1
Disclosure of defined benefit plans [line items]
Estimated future benefit payments under pension and other post-employment benefit plans	195
Germany | Year 2
Disclosure of defined benefit plans [line items]
Estimated future benefit payments under pension and other post-employment benefit plans	203
Germany | Year 3
Disclosure of defined benefit plans [line items]
Estimated future benefit payments under pension and other post-employment benefit plans	209
Germany | Year 4
Disclosure of defined benefit plans [line items]
Estimated future benefit payments under pension and other post-employment benefit plans	212
Germany | Year 5
Disclosure of defined benefit plans [line items]
Estimated future benefit payments under pension and other post-employment benefit plans	219
Germany | Year 6 - Year 10
Disclosure of defined benefit plans [line items]
Estimated future benefit payments under pension and other post-employment benefit plans	1,135
US | Year 1
Disclosure of defined benefit plans [line items]
Estimated future benefit payments under pension and other post-employment benefit plans	118
US | Year 2
Disclosure of defined benefit plans [line items]
Estimated future benefit payments under pension and other post-employment benefit plans	106
US | Year 3
Disclosure of defined benefit plans [line items]
Estimated future benefit payments under pension and other post-employment benefit plans	107
US | Year 4
Disclosure of defined benefit plans [line items]
Estimated future benefit payments under pension and other post-employment benefit plans	110
US | Year 5
Disclosure of defined benefit plans [line items]
Estimated future benefit payments under pension and other post-employment benefit plans	100
US | Year 6 - Year 10
Disclosure of defined benefit plans [line items]
Estimated future benefit payments under pension and other post-employment benefit plans	499
UK | Year 1
Disclosure of defined benefit plans [line items]
Estimated future benefit payments under pension and other post-employment benefit plans	125
UK | Year 2
Disclosure of defined benefit plans [line items]
Estimated future benefit payments under pension and other post-employment benefit plans	129
UK | Year 3
Disclosure of defined benefit plans [line items]
Estimated future benefit payments under pension and other post-employment benefit plans	134
UK | Year 4
Disclosure of defined benefit plans [line items]
Estimated future benefit payments under pension and other post-employment benefit plans	138
UK | Year 5
Disclosure of defined benefit plans [line items]
Estimated future benefit payments under pension and other post-employment benefit plans	142
UK | Year 6 - Year 10
Disclosure of defined benefit plans [line items]
Estimated future benefit payments under pension and other post-employment benefit plans	784
Other | Year 1
Disclosure of defined benefit plans [line items]
Estimated future benefit payments under pension and other post-employment benefit plans	59
Other | Year 2
Disclosure of defined benefit plans [line items]
Estimated future benefit payments under pension and other post-employment benefit plans	53
Other | Year 3
Disclosure of defined benefit plans [line items]
Estimated future benefit payments under pension and other post-employment benefit plans	53
Other | Year 4
Disclosure of defined benefit plans [line items]
Estimated future benefit payments under pension and other post-employment benefit plans	57
Other | Year 5
Disclosure of defined benefit plans [line items]
Estimated future benefit payments under pension and other post-employment benefit plans	59
Other | Year 6 - Year 10
Disclosure of defined benefit plans [line items]
Estimated future benefit payments under pension and other post-employment benefit plans	€ 323